INCOME TAX - Disclosure of effective tax rate reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax [Abstract]
Applicable tax rate	36.50%	36.50%
British Columbia corporate rate	27.00%	27.00%
British Columbia mineral tax rate	9.50%	9.50%
Income tax (recovery) expense at Canadian statutory rate	$ (18,055)	$ 6,603
Permanent differences	13,844	20,684
Foreign tax rate differential	1,482	629
Unrecognized tax benefits	1,097	6,627
Utilization of previously unrecognized capital losses	(9,238)	0
Recognition of previously unrecognized non capital losses	(7,569)	0
Deferred tax adjustments related to prior periods	(966)	(3,001)
Income tax expense	$ (19,405)	$ 31,542